Condensed Interim Unaudited Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Cash flows from operating activities
Net loss for the period	$ (6,196)	$ (3,052)		$ (4,041)
Adjustments:
Depreciation and amortization	41		[1]	3
Share-based compensation	2,808	2,630		4,159
Revaluation of liability in respect to warrants	(693)			(2,732)
Loss from disposal of property and equipment				8
Finance expenses	65			791
Changes in assets and liabilities:
Decrease (increase) in other receivables	(397)	14		(204)
Increase (decrease) in trade payables	81	(43)		(16)
Increase (decrease) in other payables	5	48		493
Net cash used in operating activities	(4,286)	(403)		(1,539)
Cash flows from investing activities
Investment in short term deposit, net	(6,000)
Investment in restricted deposit	(19)
Purchase of property, plant and equipment	(30)	(2)		(17)
Net cash used in investing activities	(6,049)	(2)		(17)
Cash flows from financing activities
Proceeds from issuance of SAFE instruments		700		800
Share based payment acquired	(96)
Exercise of warrants and options	3,870			1,238
Proceeds from issuance of shares and warrants, net				9,864
Repayment of lease liability	(67)
Net cash provided by financing activities	3,707	700		11,902
Effects of exchange rate changes on cash and cash equivalents	(86)			18
Net increase (decrease) in cash and cash equivalents	(6,714)	295		10,364
Cash at beginning of the period	11,063	699		699
Cash at end of the period	4,349	994		11,063
Non-cash activity
Exercise of warrants	444
Exercise of options				76
Recognition of right of use assets	$ 306

[1]	Represents an amount less than one thousand.